Financial expenses	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Financial expenses	Financial expenses

The following table summarizes our financial expenses for the six months ended June 30, 2021 and 2020, respectively.

	For the six months ended June 30,
In thousands of U.S. dollars	2021	2020
Interest expense on debt, net of capitalized interest (1)	$57,888	$74,186
Write-off of deferred financing fees	1,326	313
Accretion of convertible notes	5,384	4,565
Amortization of deferred financing fees	3,689	3,086
Accretion of premiums and discounts on assumed debt	1,686	1,742
Total financial expenses	$69,973	$83,892

(1) The decrease in interest expense, net of capitalized interest for the six months ended June 30, 2021, was primarily attributable to a decrease in LIBOR rates as compared to the six months ended June 30, 2020. The onset of the COVID-19 pandemic in March 2020 triggered a collapse in short term LIBOR rates, which underpin all of our variable rate borrowings. The collapse in LIBOR rates occurred subsequent to when the variable interest was set for most of our borrowings during the six months ended June 30, 2020, thus resulting in the decrease as compared to the six months ended June 30, 2021.